Trade receivables, other assets, prepaid expenses and Tax receivables - Disclosure of allowance for trade receivables (Details) - Trade receivables € in Millions	12 Months Ended
Dec. 31, 2023 EUR (€)
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance, beginning balance	€ 562
Provision	219
Use and other changes	(230)
Transferred to Assets held for sale	0
Allowance, ending balance	€ 551